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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-21409


                  Pioneer Municipal High Income Advantage Trust
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  March 31

Date of reporting period:  December 31, 2007

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5under the Investment Company Act of 1940 (17 CFR 270.30b-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

            Pioneer Municipal High Income Advantage Trust
            SCHEDULE OF INVESTMENTS 12/31/07 (unaudited)

Principal
Amount ($)                                                  Value

            TAX-EXEMPT OBLIGATIONS - 137.8% of Net Assets
            Alaska - 1.3%
3,875,000(a)Alaska State Housing Finance Corp., RIB, 9.78%, $      4,190,076

            Arizona - 4.2%
5,000,000   Casa Grande Industrial Development Authority, H $      5,324,250
3,000,000(a)Downtown Phoenix Hotel Corp., RIB, 6.253%, 7/1/         3,054,870
1,000,000   Pima County Industrial Development Authority, 6         1,018,090
1,551,000   Pima County Industrial Development Authority, 6         1,593,621
1,000,000+  Pima County Industrial Development Authority, 7         1,209,410
2,000,000   San Luis Facility Development Corp., 7.25%, 5/1         1,911,480
                                                            $    14,111,721
            California - 7.7%
2,680,000+  Golden State Tobacco Securitization Corp., 6.75 $      3,097,973
5,000,000   San Jose California Airport Revenue, 5.0%, 3/1/         5,163,000
9,520,000(a)University of California, RIB, 6.601%, 5/15/38        10,525,788
9,015,000   Valley Health System Hospital Revenue, 6.875%,          6,882,051
                                                            $    25,668,812
            Colorado - 2.1%
2,850,000+  Denver Health & Hospital Authority Healthcare R $      3,129,357
3,520,000+  Northwest Parkway Public Highway Authority, 7.1         3,969,539
                                                            $      7,098,896

            District of Columbia - 2.1%
2,700,000   District of Columbia Tobacco Settlement Financi $      2,743,605
4,000,000   District of Columbia Tobacco Settlement Financi         4,085,800
                                                            $      6,829,405
            Florida - 5.9%
1,000,000   Greater Orlando Aviation Authority, 6.5%, 11/15 $         942,970
4,500,000   Hillsborough County Florida Industrial Development Authority
Pollution
               Control Revenue, 5.5%, 10/1/23                       4,565,250
1,980,000   Hillsborough County Florida Industrial Development Authority
Pollution
               Control Revenue, 6.75%, 7/1/29                       1,983,663
500,000     Miami Beach Health Facilities Authority, 5.375%            447,995
1,500,000   Miami Beach Health Facilities Authority, 6.7%,          1,547,475
10,000,000  Miami-Dade County Aviation Revenue, 5.0%, 10/1/       10,148,000
                                                            $    19,635,353
            Georgia - 2.1%
4,000,000(a)Atlanta Georgia Water and Wastewater Revenue, R $      4,319,320
1,065,000   Effingham County Industrial Development Authori         1,027,746
1,650,000   Savannah Georgia Economic Development Authority         1,683,842
                                                            $      7,030,908
            Guam - 2.5%
3,000,000   Northern Mariana Islands, 5.0%, 6/1/30          $      2,680,200
4,600,000+  Northern Mariana Islands, 6.75%, 10/1/33                5,368,660
400,000     Northern Mariana Islands, 6.75%, 10/1/33                   422,504
                                                            $      8,471,364
            Idaho - 2.4%
2,000,000   Power County Industrial Development Corp., 6.45 $      2,043,460
5,920,000   Power County Pollution Control Revenue, 5.625%          5,994,592
                                                            $      8,038,052

            Illinois - 5.8%
4,000,000   Centerpoint Intermodal Center, 8.0%, 6/15/23 (1 $      3,870,040
1,100,000   Illinois Finance Authority Revenue, 5.5%, 5/15/         1,001,583
1,850,000   Illinois Finance Authority Revenue, 5.75%, 5/15         1,679,393
1,000,000   Illinois Finance Authority Revenue, 6.0%, 11/15            956,360
3,000,000   Illinois Finance Authority Revenue, 6.0%, 11/15         2,814,270
1,645,000   Illinois Health Facilities Authority Revenue, 5         1,545,165
1,265,000   Illinois Health Facilities Authority Revenue, 6         1,265,721
2,400,000   Illinois Health Facilities Authority Revenue, 6         2,401,368
1,500,000   Illinois Health Facilities Authority Revenue, 6         1,321,095
2,700,000   Southwestern Illinois Development Authority Rev         2,576,178
                                                            $    19,431,173
            Indiana - 4.9%
10,000,000  Indiana State Development Finance Authority Rev $    10,072,600
5,000,000   Jasper County Industrial Economic Development R         4,330,150
2,170,000   Vincennes Industrial Economic Development Reven         2,070,744
                                                            $    16,473,494
            Kentucky - 1.4%
500,000     Kentucky Economic Development Finance Authority $         496,320
4,400,000   Kentucky Economic Development Finance Authority         4,252,292
                                                            $      4,748,612
            Louisiana - 2.9%
750,000     Opelousas Louisiana General Hospital Authority  $         774,023
9,415,000   Tobacco Settlement Financing Corp., 5.875%, 5/1         9,043,578
                                                            $      9,817,601
            Maryland - 0.5%
710,000     Maryland Health & Higher Educational Facilities $         633,490
1,250,000   Maryland Health & Higher Educational Facilities         1,084,125
                                                            $      1,717,615
            Massachusetts - 7.3%
5,000,000   Massachusetts Bay Transportation Authority Reve $      5,618,600
2,195,000   Massachusetts Health & Educational Facilities A         2,090,123
1,000,000+  Massachusetts Health & Educational Facilities A         1,133,030
3,520,000(a)Massachusetts State College Building Authority          3,867,389
900,000     Massachusetts State Development Finance Agency,            853,146
2,920,000   Massachusetts State Development Finance Agency,         2,878,770
4,625,000   Massachusetts State Development Finance Agency,         4,688,039
3,335,000(a)Massachusetts State Housing Finance Agency, RIB         3,342,003
                                                            $    24,471,100
            Michigan - 3.7%
1,650,000   Crescent Academy Project Full Term Certificates $      1,445,054
1,500,000+  Delta County Michigan Economic Development Corp         1,673,625
3,000,000   Macomb County Hospital Finance Authority Revenu         2,942,940
4,130,000   Michigan State Hospital Finance Authority Reven         3,754,583
1,000,000   Michigan State Strategic Fund Solid Waste Dispo         1,009,540
1,470,000   Star International Academy Full Term Certificat         1,407,584
3,405,000   Wayne Charter County Special Airport Facilities           -
                                                            $    12,233,326
            Missouri - 2.9%
1,850,000   Kansas City Industrial Development Authority Re $      1,738,852
1,500,000   St. Louis Industrial Development Authority Reve         1,484,100
6,640,000   St. Louis Industrial Development Authority Reve         6,544,318
                                                            $      9,767,270
            Montana - 0.7%
2,445,000(b)Hardin Increment Industrial Infrastructure Deve $      1,657,808
1,000,000   Two Rivers Authority, Inc., Project Revenue, 7.            790,830
                                                            $      2,448,638
            Nevada - 1.4%
2,425,000   Clark County Industrial Development Revenue, 5. $      2,183,810
1,600,000   Nevada State Department of Business & Industry,         1,513,152
1,000,000   Nevada State Department of Business & Industry,            937,640
70,000      Nevada State Department of Business & Industry,              64,548
                                                            $      4,699,150
            New Hampshire - 1.5%
1,000,000   New Hampshire Health & Educational Facilities A $         896,500
1,125,000   New Hampshire Health & Educational Facilities A         1,119,758
3,000,000+  New Hampshire Higher Educational & Health Facil         3,060,000
                                                            $      5,076,258
            New Jersey - 9.4%
2,500,000   Burlington County New Jersey Bridge Commission  $      2,305,275
13,000,000  New Jersey Economic Development Authority Reven       12,151,360
2,500,000   New Jersey Health Care Facilities Financing Aut         2,424,125
2,495,000(a)New Jersey State Turnpike Authority, RIB, 9.521         3,774,062
1,000,000+  Tobacco Settlement Financing Corp., 6.25%, 6/1/         1,137,860
3,250,000+  Tobacco Settlement Financing Corp., 6.75%, 6/1/         3,777,735
5,000,000+  Tobacco Settlement Financing Corp., 7.0%, 6/1/4         5,870,500
                                                            $    31,440,917
            New York - 11.1%
3,000,000   Dutchess County Industrial Development Agency R $      3,181,680
5,000,000   Nassau County New York Industrial Development A         5,018,450
1,000,000   Nassau County New York Industrial Development A         1,000,000
6,980,000   New York City Industrial Development Agency, 5.         5,812,735
2,000,000   New York City Industrial Development Agency, 5.         1,933,800
2,000,000   New York City Industrial Development Agency, 6.         2,001,500
3,950,000   New York City Industrial Development Agency, 7.         4,149,277
2,400,000   New York City Industrial Development Agency, 7.         2,405,424
5,000,000   New York State Environmental Facilities Corp.,          5,148,900
4,500,000   Suffolk County New York Industrial Development          3,792,915
500,000     Ulster County New York Industrial Development A            468,475
2,000,000   Yonkers Industrial Development Agency Civic Fac         1,995,340
                                                            $    36,908,496
            North Carolina - 5.2%
11,350,000  Charlotte North Carolina Special Facilities Rev $    10,144,743
7,140,000   Charlotte North Carolina Special Facilities Rev         7,336,921
                                                            $    17,481,664
            Ohio - 2.2%
3,800,000   Belmont County Health System Revenue, 5.7%, 1/1 $      3,762,646
1,000,000   Belmont County Health System Revenue, 5.8%, 1/1            954,050
3,000,000   Cleveland Airport Special Revenue, 5.375%, 9/15         2,601,300
                                                            $      7,317,996
            Oklahoma - 1.7%
1,875,000   Jackson County Memorial Hospital Authority Reve $      1,883,588
2,220,000   Tulsa Municipal Airport Transportation Revenue,         2,149,204
1,500,000   Tulsa Municipal Airport Transportation Revenue,         1,500,840
                                                            $      5,533,632
            Pennsylvania - 8.8%
3,000,000+  Allegheny County Hospital Development Authority $      3,539,280
500,000  +  Allegheny County Hospital Development Authority            589,880
1,000,000   Clarion County Hospital Authority Revenue, 5.62         1,001,250
3,600,000   Columbia County Hospital Authority Revenue, 5.8         3,207,204
3,110,000(c)Delaware County Industrial Development Authorit         2,352,124
1,155,000   Hazleton Health Services Authority Hospital Rev         1,161,803
3,360,000   Montgomery County Higher Education & Health Aut         3,393,667
1,430,000   Pennsylvania Economic Development Financing Aut         1,375,774
1,805,000   Pennsylvania Economic Development Financing Aut         1,796,047
2,330,000   Pennsylvania Economic Development Financing Aut         2,316,276
5,000,000   Philadelphia Hospitals & Higher Education Facil         4,425,000
2,005,000   Scranton-Lackawanna Health & Welfare Authority          2,015,807
2,245,000   Scranton-Lackawanna Health & Welfare Authority          2,257,101
                                                            $    29,431,213
            Rhode Island - 3.9%
4,485,000   Central Falls Rhode Island Detention Facilities $      4,800,699
8,285,000   Tobacco Settlement Financing Corp., 6.25%, 6/1/         8,306,541
                                                            $    13,107,240
            South Carolina - 5.9%
1,500,000   Connector 2000 Association, Inc., Toll Road Rev $      1,213,560
1,600,000   Loris Community Hospital District, 5.625%, 1/1/         1,601,520
7,140,000+  South Carolina Jobs Economic Development Author         8,199,933
860,000  +  South Carolina Jobs Economic Development Author            985,319
3,000,000+  South Carolina Jobs Economic Development Author         3,430,950
4,400,000   Tobacco Settlement Revenue Management, 6.375%,          4,407,392
                                                            $    19,838,674
            Tennessee - 2.5%
1,000,000+  Johnson City Health & Educational Facilities Bo $      1,193,660
7,000,000   Knox County Health Educational & Housing Facili         7,152,600
                                                            $      8,346,260
            Texas  - 14.9%
8,650,000   Brazos River Authority Pollution Control Revenu $      8,313,861
4,000,000   Brazos River Authority Pollution Control Revenu         4,137,080
7,350,000   Gulf Coast Industrial Development Authority, 7.         7,055,485
10,000,000  Houston Texas Airport System Special Facilities       10,103,900
1,000,000   IAH Public Facility Corp., Project Revenue Bond            973,110
1,000,000   IAH Public Facility Corp., Project Revenue Bond            952,330
1,350,000   IAH Public Facility Corp., Project Revenue Bond         1,268,595
845,000     Lubbock Health Facilities Development Corp., 6.            847,374
2,000,000   Lubbock Health Facilities Development Corp., 6.         2,010,480
7,750,000   Matagorda County Navigation District Number 1 R         7,576,167
5,000,000   Tomball Hospital Authority, 6.0%, 7/1/25                5,069,100
1,500,000(d)Willacy County Local Government Corp., 6.0%, 3/         1,527,195
                                                            $    49,834,677
            Utah  - 0.5%
1,600,000   Spanish Fork Charter School Revenue, 5.7%, 11/1 $      1,485,696


            Washington - 7.0%
5,500,000   Port Seattle Washington Special Facilities Reve $      5,617,590
1,345,000   Tobacco Settlement Authority Revenue, 6.5%, 6/1         1,388,780
6,960,000(a)Washington State Economic Development Finance A         7,689,965
2,000,000   Washington State Health Care Facilities Authori         1,953,120
2,000,000   Washington State Health Care Facilities Authori         1,952,800
5,000,000   Washington State Housing Finance Commission Non         4,692,250
                                                            $    23,294,505
            Wisconsin  - 1.4%
3,000,000   Aztalan Wisconsin Exempt Facilities Revenue, 7. $      2,715,690
1,000,000   Wisconsin State Health & Educational Facilities         1,003,740
1,000,000   Wisconsin State Health & Educational Facilities            964,930
                                                            $      4,684,360
            TOTAL TAX-EXEMPT OBLIGATIONS
            (Cost $439,847,066)                             $  460,664,154

            MUNICIPAL COLLATERALIZED DEBT OBLIGATION - 3.8% of Net Assets
13,000,000  Non-Profit Preferred Funding Trust I, Series E, $    12,637,690

            TOTAL MUNICIPAL COLLATERALIZED DEBT OBLIGATION
            (Cost $13,000,000)                              $    12,637,690

Shares      COMMON STOCK - 0.3% of Net Assets
80,678      Northwest Airlines Corp.                        $      1,170,638

            TOTAL COMMON STOCK
            (Cost $3,210,349)                               $      1,170,638

            TAX-EXEMPT MONEY MARKET
            MUTUAL FUND - 0.0% of Net Assets
45,820      BlackRock Liquidity Funds MuniFund Portfolio    $           45,820

            TOTAL TAX-EXEMPT MONEY MARKET MUTUAL FUND
            (Cost $45,820)                                  $           45,820

            TOTAL INVESTMENTS IN SECURITIES - 141.9%
            (Cost $456,103,235) (e)(f)                      $  474,518,302
            OTHER ASSETS AND LIABILITIES - 3.0%             $      9,824,103
            PREFERRED SHARES AT REDEMPTION VALUE,
            INCLUDING DIVIDENDS PAYABLE - (44.9)%           $ (150,009,450)
            NET ASSETS APPLICABLE TO
            COMMON SHAREOWNERS - 100.0%                     $  334,332,955

(144A) Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At December 31, 2007, the value of these securities amounted to $47,390,455, or 14.2% of total net assets applicable to common shareowners.

RIB         Residual Interest Bonds.

+ Prerefunded bonds have been collateralized by U.S. Treasury or U.S. Government Agency securities which are held in escrow to pay interest and principal on the tax exempt issue and to retire the bonds in full at the earliest refunding date.

(a) The interest rate is subject to change periodically and inversely based upon prevailing market rates.
            The interest rate shown is the rate
            at December 31, 2007.

(b) Debt obligation initially issued at one coupon which converts to a higher coupon at a specific date.
            The rate shown is the rate at December 31, 2007.

(c)         Security is in default and is non-income producing.

(d)         Escrow to maturity.

(e) The concentration of investments by type of obligation/market sector is as follows:
            Insured                                        12.5%
            General Obligation                             5.3
            Revenue Bonds:
                                Health Revenue             26.6
                                Development Revenue        11.3
                                Airport Revenue            10.3
                                Tobacco Revenue            9.3
                                Facilities Revenue         6.7
                                Transportation Revenue     6.1
                                Pollution Control Revenue  6.1
                                Housing Revenue            1.7
                                Other Revenue              1.4
                                Education Revenue          1.3
                                Water Revenue              1.1
                                Power Revenue              0.3
                                                           100.0%


(f) At December 31, 2007, the net unrealized gain on investments based on cost for federal income tax purposes of $452,460,201 was as follows:

            Aggregate gross unrealized gain for all investments
            in which there is an excess of value over tax c $    32,158,575

            Aggregate gross unrealized loss for all investments
            in which there is an excess of tax cost over va      (10,100,474)
            Net unrealized gain                             $    22,058,101

            For financial reporting purposes net unrealized gain on investments was $18,415,067 and cost of investments aggregated $456,103,235.



ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR240.13a-15(b) or 240.15d-15(b)).

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.



ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Municipal High Income Advantage Trust

By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date February 29, 2008


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date February 29, 2008



By (Signature and Title)* /s/ Vincent Nave
Vincent Nave, Treasurer

Date February 29, 2008

* Print the name and title of each signing officer under his or her signature.